Real Estate Owned	12 Months Ended
Jun. 30, 2024
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE D - REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2024	2023
Balance at beginning of year	$70	$10
Loans transferred to real estate owned	10	60
Capitalized expenditures	-	-
Valuation adjustments	-	-
Disposals	70	-
Balance at end of year	$10	$70